RiverFront Dynamic Core Income ETF
SUMMARY SECTION RIVERFRONT DYNAMIC CORE INCOME ETF (THE "FUND")
INVESTMENT OBJECTIVE
The Fund seeks total return, with an emphasis on income as the source of that total return.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiverFront Dynamic Core Income ETF RiverFront Dynamic Core Income ETF Shares
Management Fees	0.51%
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.53%

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RiverFront Dynamic Core Income ETF | RiverFront Dynamic Core Income ETF Shares | USD ($)	54	170	296	665

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year ended November 30, 2018, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund allocates its investments based upon the analysis of RiverFront Investment Group, LLC (“RiverFront”, or the “Sub-Adviser”) of the pertinent economic and market conditions, as well as yield, maturity, credit and currency considerations.

The Fund’s portfolio is constructed by RiverFront through a two-step process. The first step involves setting the strategic allocation among a broad array of fixed income asset classes, with the objective being to construct an allocation that is designed to balance the probability of upside returns with downside risks, assuming a five-year time horizon.

The second step involves RiverFront tactically adjusting these allocations as market conditions warrant and determining security selection within the asset classes in order to seek to maximize potential returns. The Fund’s allocation across long-term, medium-term and short-term investment grade securities, long-term and short-term high yield securities and emerging market debt is adjusted at least annually, but may be adjusted more frequently if, in the sole discretion of RiverFront, market conditions warrant. RiverFront’s allocation decisions will be based on a quantitative methodology, the inputs for which reflect RiverFront’s qualitative judgements about market conditions. This methodology models historical returns as a function of initial valuation conditions and creates estimates of potential returns and downside risks consistent with historical market behavior. The estimates produced by this methodology are then incorporated into a proprietary Mean Reversion Optimization (MRO) process to determine the weighting for each of the relevant fixed income asset classes.

The Fund may purchase fixed income securities issued by U.S. or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by the U.S. Government or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities (“government entities”) or issued or guaranteed by international organizations designated or supported by multiple government entities to promote economic reconstruction or development (“supranational entities”). The Fund may invest in mortgage-backed securities (“MBS”) issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may invest up to 20% of its total assets in MBS (which may include commercial MBS (“CMBS”)) or asset-backed securities (“ABS”) issued or guaranteed by private entities. The MBS in which the Fund may invest may also include collateralized mortgage obligations (“CMOs”). The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis. The Fund may also invest in other exchange-traded funds (“ETFs”) and/or closed-end funds which invest in fixed income securities.

The Fund has established a credit rating criteria for the fixed income securities in which it may invest, and it may invest up to 15% in high yield securities (“junk bonds”). Junk bonds are debt securities that are rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”), or are unrated securities that the Sub-Adviser believes are of comparable quality. The Sub-Adviser considers the credit ratings assigned by NRSROs as one of several factors in its independent credit analysis of issuers.

The Fund may invest without limitation in U.S. dollar-denominated securities of foreign issuers in developed markets. The Fund may invest up to 10% of its assets in securities denominated in foreign currencies and up to 10% of its assets in securities of issuers located in emerging markets. In certain circumstances, the Sub-Adviser may attempt to offset a portion or all of the foreign currency exposure in these securities by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund may elect to enter into swap contracts that effectively bundle the purchase of foreign bonds and the hedging of foreign currency into a single transaction.

The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Sub-Adviser’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates; however, the Sub-Adviser intends to manage the Fund’s portfolio so that it has an average duration of between two and eight years, under normal circumstances. Duration measures the price sensitivity of a security to interest rate changes. The longer the duration, the more sensitive the Fund’s portfolio will be to a change in interest rates. A 1% change in interest rates is typically estimated to change the price of a fixed income security by 1% for each year of the security’s duration. For example, if a fixed income security has a duration of three years, a 1% rise in interest rates would typically be expected to reduce the price of the security by approximately 3%. Similar estimates would typically apply to a portfolio of fixed income securities, such as the Fund’s, based on the portfolio’s average duration. As the value of a security changes over time, so will its duration, which in turn will affect the Fund’s duration.

PRINCIPAL RISKS OF THE FUND

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. The following principal risk factors have been identified for the Fund. See also the sections “Additional Information about the Fund’s Principal Investment Risks” and “Additional Risk Considerations” for additional information about the Fund’s risk factors.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Given that the Federal Reserve has raised and may continue to raise interest rates, the Fund may face a heightened level of interest rate risk. Rising interest rates may also lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell its bond investments at any given time.

Junk Bond Risk. The Fund may invest in junk bonds that are considered speculative. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Call Risk/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Income Risk. Income risk is the risk that falling interest rates will cause the Fund’s income to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Mortgage- and Asset-Backed Securities Risk. Unlike other debt securities, the principal on MBS and ABS may normally be prepaid at any time, which subjects MBS and ABS to “prepayment risk” (i.e., when interest rates fall, issuers may pay off principal more quickly than anticipated, which may cause the Fund to reinvest proceeds in securities with lower yields) and “extension risk” (i.e., when interests rate rise, issuers may pay off principal more slowly than anticipated, which may reduce the value of these securities). MBS are also subject to the risks of default on the underlying mortgages and reduced investor demand for mortgage loans and mortgage-related securities. ABS may be subject to additional risks, including the risks that there may be no collateral to seize if the underlying borrower defaults or that, in certain states, it may be difficult to perfect the liens securing the collateral backing the ABS.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks of loss that are not typically associated with investing in securities of U.S. issuers, including, among others, loss resulting from less liquidity generally, greater market volatility than U.S. securities and less public or complete financial information than is required for U.S. issuers. In addition, adverse political, economic, social, regulatory, business or environmental developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments.

Emerging Markets Risk. The Fund may invest in securities and instruments that are economically tied to emerging market countries. Emerging markets countries may have relatively unstable governments; may present heightened risks of nationalization of businesses, restrictions on foreign ownership, less liquidity and prohibitions on the repatriation of assets; and may have economies based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Foreign Currency Risk. The value of the Fund’s investments denominated in foreign currencies may fluctuate relative to the value of the U.S. dollar. The Sub-Adviser does not intend, under normal circumstances, to attempt to hedge against currency risk. The Sub-Adviser may, in certain circumstances, attempt to reduce this risk by entering into foreign currency forward contracts, but its attempts may not be successful. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.

Risk of Investment in Other Investment Companies. The market value of the shares of other investment companies may be less than their net asset values (“NAVs”). As an investor in investment companies, the Fund would bear its ratable share of that entity’s expenses, while continuing to pay its own advisory and administration fees and other expenses, causing Fund shareholders to absorb duplicate levels of fees with respect to investments in other investment companies.

Convertible Securities Risk. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser’s decisions relating to the Fund’s duration will also affect the Fund’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the Fund’s yield at times could lag those of other similarly managed funds.

Asset Allocation Program Risk. The Sub-Adviser specializes in managing asset allocation portfolios, which invest in various investment vehicles, including the Funds and other ETFs, to obtain targeted amounts of exposure to different asset classes. The Fund was developed to serve as, and will serve as, an investment vehicle for such asset allocation portfolios. As the manager of the Fund and the portfolios, the Sub-Adviser is likely to encounter conflicts of interest. For example, the Sub-Adviser may need to reduce its asset allocation portfolios’ exposure to an asset class to which the portfolios obtain exposure by investing in the Fund. Under such circumstances, the Sub-Adviser would liquidate some or all of the portfolios’ investments in the Fund, which could adversely affect the Fund.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the “NYSE Arca”). The Sub-Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk of Cash Transactions. Unlike many ETFs, the Fund primarily effects creations and redemptions partly or wholly for cash, rather than in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF, which may avoid realizing capital gains by making only in-kind redemptions. Moreover, cash transactions may entail higher transaction costs than in-kind transactions, which costs may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

Swaps Risk. The Fund expects to use cleared and over-the-counter (“OTC”) swap agreements, which involve liquidity, interest rate, investment, credit/default and management risks, as well as the potential for mispricing or valuation complexity. The Fund’s use of swap agreements may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. OTC swap agreements are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Quantitative Methodology Risk. The Sub-Adviser uses certain quantitative methodologies to help assess the criteria of issuers to be included in the Fund’s portfolio, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser nor the Sub-Adviser can offer assurances that the quantitative methodology will provide an accurate assessment of included issuers.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a certain time period compare with the average annual returns of the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Returns (calendar year ended 12/31)

Highest Quarterly Return	1.32%	June 30, 2017
Lowest Quarterly Return	-1.84%	March 31, 2018

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For periods ended December 31, 2018
Average Annual Total Returns - RiverFront Dynamic Core Income ETF		1 Year	Since Inception	Inception Date
RiverFront Dynamic Core Income ETF Shares		(0.76%)	0.36%	Jun. 13, 2016
RiverFront Dynamic Core Income ETF Shares | After Taxes on Distributions		(1.87%)	(0.62%)	Jun. 13, 2016
RiverFront Dynamic Core Income ETF Shares | After Taxes on Distributions and Sales		(0.46%)	(0.15%)	Jun. 13, 2016
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	0.01%	0.65%	Jun. 13, 2016
[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.